Distribution Date:	12/17/24	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9090
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06427DAN3	1.957000%	27,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06427DAP8	3.116000%	52,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06427DAQ6	3.366000%	33,360,000.00	13,150,874.48	671,513.49	36,888.20	0.00	0.00	708,401.69	12,479,360.99	33.74%	30.00%
A-3	06427DAR4	3.311000%	175,000,000.00	173,173,356.85	0.00	477,814.15	0.00	0.00	477,814.15	173,173,356.85	33.74%	30.00%
A-4	06427DAS2	3.574000%	361,236,000.00	361,236,000.00	0.00	1,075,881.22	0.00	0.00	1,075,881.22	361,236,000.00	33.74%	30.00%
A-S	06427DAV5	3.748000%	92,824,000.00	92,824,000.00	0.00	289,920.29	0.00	0.00	289,920.29	92,824,000.00	22.49%	20.00%
B	06427DAW3	3.879000%	46,412,000.00	46,412,000.00	0.00	150,026.79	0.00	0.00	150,026.79	46,412,000.00	16.87%	15.00%
C	06427DAX1	4.352000%	35,969,000.00	35,969,000.00	0.00	130,447.57	0.00	0.00	130,447.57	35,969,000.00	12.51%	11.13%
D	06427DAC7	3.250000%	38,290,000.00	38,290,000.00	0.00	103,702.08	0.00	0.00	103,702.08	38,290,000.00	7.87%	7.00%
E	06427DAE3	4.489690%	16,244,000.00	16,244,000.00	0.00	60,775.43	0.00	0.00	60,775.43	16,244,000.00	5.90%	5.25%
F	06427DAG8	4.489690%	13,924,000.00	13,924,000.00	0.00	52,095.36	0.00	0.00	52,095.36	13,924,000.00	4.22%	3.75%
G*	06427DAJ2	4.489690%	34,809,005.00	34,809,005.00	0.00	129,684.50	0.00	0.00	129,684.50	34,809,005.00	0.00%	0.00%
R	06427DAL7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2CNFB2	4.489690%	48,854,631.88	43,475,380.90	35,342.82	162,630.18	0.00	0.00	197,973.00	43,440,038.08	0.00%	0.00%
Regular SubTotal			977,092,636.88	869,507,617.23	706,856.31	2,669,865.77	0.00	0.00	3,376,722.08	868,800,760.92

X-A	06427DAT0	1.003862%	649,766,000.00	547,560,231.32	0.00	458,062.62	0.00	0.00	458,062.62	546,888,717.84
X-B	06427DAU7	0.582988%	175,205,000.00	175,205,000.00	0.00	85,118.72	0.00	0.00	85,118.72	175,205,000.00
X-D	06427DAA1	1.239690%	38,290,000.00	38,290,000.00	0.00	39,556.43	0.00	0.00	39,556.43	38,290,000.00
Notional SubTotal			863,261,000.00	761,055,231.32	0.00	582,737.77	0.00	0.00	582,737.77	760,383,717.84

Deal Distribution Total					706,856.31	3,252,603.54	0.00	0.00	3,959,459.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06427DAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06427DAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06427DAQ6	394.21086571	20.12930126	1.10576139	0.00000000	0.00000000	0.00000000	0.00000000	21.23506265	374.08156445
A-3	06427DAR4	989.56203914	0.00000000	2.73036657	0.00000000	0.00000000	0.00000000	0.00000000	2.73036657	989.56203914
A-4	06427DAS2	1,000.00000000	0.00000000	2.97833333	0.00000000	0.00000000	0.00000000	0.00000000	2.97833333	1,000.00000000
A-S	06427DAV5	1,000.00000000	0.00000000	3.12333330	0.00000000	0.00000000	0.00000000	0.00000000	3.12333330	1,000.00000000
B	06427DAW3	1,000.00000000	0.00000000	3.23250000	0.00000000	0.00000000	0.00000000	0.00000000	3.23250000	1,000.00000000
C	06427DAX1	1,000.00000000	0.00000000	3.62666657	0.00000000	0.00000000	0.00000000	0.00000000	3.62666657	1,000.00000000
D	06427DAC7	1,000.00000000	0.00000000	2.70833325	0.00000000	0.00000000	0.00000000	0.00000000	2.70833325	1,000.00000000
E	06427DAE3	1,000.00000000	0.00000000	3.74140790	0.00000000	0.00000000	0.00000000	0.00000000	3.74140790	1,000.00000000
F	06427DAG8	1,000.00000000	0.00000000	3.74140764	0.00000000	0.00000000	0.00000000	0.00000000	3.74140764	1,000.00000000
G	06427DAJ2	1,000.00000000	0.00000000	3.72560204	0.01580597	0.27647760	0.00000000	0.00000000	3.72560204	1,000.00000000
R	06427DAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CNFB2	889.89271287	0.72342823	3.32885898	0.00059278	0.01036770	0.00000000	0.00000000	4.05228721	889.16928464

Notional Certificates
X-A	06427DAT0	842.70372922	0.00000000	0.70496551	0.00000000	0.00000000	0.00000000	0.00000000	0.70496551	841.67025951
X-B	06427DAU7	1,000.00000000	0.00000000	0.48582358	0.00000000	0.00000000	0.00000000	0.00000000	0.48582358	1,000.00000000
X-D	06427DAA1	1,000.00000000	0.00000000	1.03307469	0.00000000	0.00000000	0.00000000	0.00000000	1.03307469	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	36,888.20	0.00	36,888.20	0.00	0.00	0.00	36,888.20	0.00
A-3	11/01/24 - 11/30/24	30	0.00	477,814.15	0.00	477,814.15	0.00	0.00	0.00	477,814.15	0.00
A-4	11/01/24 - 11/30/24	30	0.00	1,075,881.22	0.00	1,075,881.22	0.00	0.00	0.00	1,075,881.22	0.00
X-A	11/01/24 - 11/30/24	30	0.00	458,062.62	0.00	458,062.62	0.00	0.00	0.00	458,062.62	0.00
X-B	11/01/24 - 11/30/24	30	0.00	85,118.72	0.00	85,118.72	0.00	0.00	0.00	85,118.72	0.00
A-S	11/01/24 - 11/30/24	30	0.00	289,920.29	0.00	289,920.29	0.00	0.00	0.00	289,920.29	0.00
B	11/01/24 - 11/30/24	30	0.00	150,026.79	0.00	150,026.79	0.00	0.00	0.00	150,026.79	0.00
C	11/01/24 - 11/30/24	30	0.00	130,447.57	0.00	130,447.57	0.00	0.00	0.00	130,447.57	0.00
X-D	11/01/24 - 11/30/24	30	0.00	39,556.43	0.00	39,556.43	0.00	0.00	0.00	39,556.43	0.00
D	11/01/24 - 11/30/24	30	0.00	103,702.08	0.00	103,702.08	0.00	0.00	0.00	103,702.08	0.00
E	11/01/24 - 11/30/24	30	0.00	60,775.43	0.00	60,775.43	0.00	0.00	0.00	60,775.43	0.00
F	11/01/24 - 11/30/24	30	0.00	52,095.36	0.00	52,095.36	0.00	0.00	0.00	52,095.36	0.00
G	11/01/24 - 11/30/24	30	9,039.90	130,234.69	0.00	130,234.69	550.19	0.00	0.00	129,684.50	9,623.91
RR Interest	11/01/24 - 11/30/24	30	475.77	162,659.14	0.00	162,659.14	28.96	0.00	0.00	162,630.18	506.51
Totals			9,515.67	3,253,182.69	0.00	3,253,182.69	579.15	0.00	0.00	3,252,603.54	10,130.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,959,459.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,268,147.78	Master Servicing Fee	8,169.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,564.75
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.29
ARD Interest	0.00	Operating Advisor Fee	1,353.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	224.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,268,147.78	Total Fees	14,965.06

Principal		Expenses/Reimbursements
Scheduled Principal	706,856.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	558.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	706,856.30	Total Expenses/Reimbursements	579.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,252,603.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	706,856.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,959,459.85
Total Funds Collected	3,975,004.08	Total Funds Distributed	3,975,004.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	869,507,617.86	869,507,617.86	Beginning Certificate Balance	869,507,617.23
(-) Scheduled Principal Collections	706,856.30	706,856.30	(-) Principal Distributions	706,856.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	868,800,761.56	868,800,761.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	869,513,318.70	869,513,318.70	Ending Certificate Balance	868,800,760.92
Ending Actual Collateral Balance	868,806,801.40	868,806,801.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.63)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.64)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP
5,000,000 or less	16	53,442,386.79	6.15%	24	4.7414	1.982716	1.30 or less	5	34,726,420.97	4.00%	24	4.9212	1.168939
5,000,001 to 10,000,000	17	129,352,564.39	14.89%	24	4.6483	1.790203	1.31 to 1.40	2	9,741,505.91	1.12%	23	4.6848	1.398436
10,000,001 to 15,000,000	7	92,606,809.74	10.66%	24	4.7969	1.898388	1.41 to 1.50	5	36,850,240.33	4.24%	22	4.4606	1.433759
15,000,001 to 25,000,000	8	160,528,182.42	18.48%	24	4.1600	2.553186	1.51 to 1.60	5	42,456,403.03	4.89%	24	4.4293	1.585545
25,000,001 to 50,000,000	7	252,610,000.00	29.08%	24	4.4226	2.655395	1.61 to 1.70	2	17,914,025.29	2.06%	25	5.1084	1.626133
50,000,001 or greater	2	142,825,000.00	16.44%	25	4.5368	2.231337	1.71 to 1.80	4	114,217,308.89	13.15%	25	4.8326	1.760428
Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774	1.81 to 2.50	22	271,113,876.34	31.21%	24	4.6291	2.142120
							2.51 to 3.00	7	198,130,914.89	22.81%	25	4.2761	2.772982
							3.01 or greater	5	106,214,247.69	12.23%	23	3.9276	3.558090
							Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP
							Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP
Alabama	5	79,842,163.12	9.19%	25	4.7360	1.837492
							Industrial	7	67,196,093.71	7.73%	24	4.3869	2.857752
Arizona	5	30,821,097.00	3.55%	23	4.6355	1.962482
							Lodging	5	52,119,596.91	6.00%	25	5.1356	1.613380
California	15	206,507,965.96	23.77%	24	4.8020	2.181061
							Mixed Use	7	141,738,173.43	16.31%	25	4.6919	2.442963
Colorado	1	9,138,173.43	1.05%	25	5.2070	2.203400
							Mobile Home Park	3	11,803,010.53	1.36%	23	4.0000	2.324137
Georgia	1	40,500,000.00	4.66%	23	3.7320	2.921100
							Multi-Family	2	5,975,801.02	0.69%	24	4.5236	2.298765
Illinois	6	17,282,988.44	1.99%	24	4.4655	1.998285
							Office	10	191,537,002.03	22.05%	24	4.2449	2.412125
Iowa	1	980,714.00	0.11%	24	4.0605	2.757200
							Retail	35	257,610,588.07	29.65%	24	4.3581	2.043195
Kansas	3	7,250,000.00	0.83%	23	4.5000	3.389100
							Self Storage	18	103,384,677.64	11.90%	25	4.7822	2.522156
Louisiana	3	17,202,452.01	1.98%	19	3.7723	1.691809
							Totals	92	868,800,761.56	100.00%	24	4.5102	2.273774
Mississippi	1	1,308,555.07	0.15%	24	5.4000	1.253400

Missouri	7	21,400,000.00	2.46%	24	4.6655	2.451859

Nevada	2	11,936,407.75	1.37%	25	4.8514	2.027051

New Jersey	1	9,725,000.00	1.12%	25	4.7480	1.978600

New York	5	88,632,013.69	10.20%	24	3.9707	3.179587

North Carolina	2	7,960,617.82	0.92%	25	5.0405	1.689432

Oregon	1	2,044,237.92	0.24%	25	5.2300	1.393300

Pennsylvania	5	36,565,343.09	4.21%	24	4.6265	2.136482

South Carolina	2	9,399,693.72	1.08%	23	4.4358	1.909719

Texas	11	69,070,418.38	7.95%	25	4.7289	1.659099

Virginia	6	82,950,424.48	9.55%	24	4.0794	2.409971

Washington	3	79,381,308.46	9.14%	25	4.3616	2.713884

Wisconsin	1	1,465,369.00	0.17%	24	4.0605	2.757200

Totals	92	868,800,761.56	100.00%	24	4.5102	2.273774

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP
	4.5000% or less	21	381,492,138.32	43.91%	23	4.0408	2.711666	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	24	343,680,986.26	39.56%	25	4.7634	1.969879	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	11	91,406,359.18	10.52%	25	5.1417	1.920231	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	14,785,459.58	1.70%	25	5.6290	1.734800	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774	49 months or greater	57	831,364,943.34	95.69%	24	4.4888	2.300627
								Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP
	60 months or less	57	831,364,943.34	95.69%	24	4.4888	2.300627	Interest Only	16	518,560,000.00	59.69%	24	4.3736	2.582985
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	41	312,804,943.34	36.00%	24	4.6799	1.832540
	Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	37,435,818.22	4.31%	23	4.9848	NAP			No outstanding loans in this group
Underwriter's Information		1	25,000,000.00	2.88%	24	3.8206	3.660000
	12 months or less	55	802,450,918.05	92.36%	24	4.5061	2.261316
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	3,914,025.29	0.45%	24	5.2100	1.677400
	Totals	62	868,800,761.56	100.00%	24	4.5102	2.273774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801567	RT	Birmingham	AL	Actual/360	4.762%	290,978.04	0.00	0.00	N/A	01/01/27	--	73,325,000.00	73,325,000.00	12/01/24
2	1648325	MU	Seattle	WA	Actual/360	4.299%	249,001.12	0.00	0.00	N/A	01/06/27	--	69,500,000.00	69,500,000.00	12/06/24
4	310938772	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	12/06/24
4A	310938906	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	12/06/24
5	300801546	IN	Various	Various	Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	12/01/24
6	300801571	SS	Pasadena	CA	Actual/360	4.808%	166,276.67	0.00	0.00	N/A	02/01/27	--	41,500,000.00	41,500,000.00	12/01/24
7	307271007	OF	Atlanta	GA	Actual/360	3.732%	125,955.00	0.00	0.00	N/A	11/05/26	--	40,500,000.00	40,500,000.00	12/05/24
8	310937320	MU	Culver City	CA	Actual/360	5.143%	158,566.67	0.00	0.00	N/A	12/11/26	--	37,000,000.00	37,000,000.00	12/11/24
9	1648284	OF	Calabasas	CA	Actual/360	4.858%	133,595.00	0.00	0.00	N/A	12/01/26	--	33,000,000.00	33,000,000.00	12/01/24
10	300801562	RT	Fairfax	VA	Actual/360	4.169%	104,225.00	0.00	0.00	N/A	12/01/26	--	30,000,000.00	30,000,000.00	12/01/24
11	307271011	RT	Various	Various	Actual/360	4.061%	95,117.21	0.00	0.00	N/A	12/01/26	--	28,110,000.00	28,110,000.00	12/01/24
12	610936589	OF	Mill Valley	CA	Actual/360	4.500%	79,086.91	39,984.14	0.00	N/A	12/11/26	--	21,089,842.48	21,049,858.34	12/11/24
13	600936949	OF	Tempe	AZ	Actual/360	4.610%	78,663.47	31,683.60	0.00	N/A	11/11/26	--	20,476,391.08	20,444,707.48	12/11/24
14	300801516	RT	Woodbridge	VA	Actual/360	2.988%	51,671.18	0.00	0.00	N/A	11/01/26	--	20,750,000.00	20,750,000.00	12/01/24
15	1648349	RT	Plano	TX	Actual/360	4.530%	64,163.10	29,903.74	0.00	N/A	01/01/27	--	16,996,847.56	16,966,943.82	12/01/24
16	310937754	RT	Sterling	VA	Actual/360	4.780%	63,534.08	33,305.49	0.00	N/A	12/11/26	--	15,949,978.27	15,916,672.78	12/11/24
17	300801564	LO	Sacramento	CA	Actual/360	5.629%	69,552.56	41,876.70	0.00	N/A	01/01/27	--	14,827,336.28	14,785,459.58	12/01/24
18	310938394	RT	Slidell	LA	Actual/360	3.699%	42,423.08	49,621.63	0.00	N/A	06/11/26	--	13,762,555.64	13,712,934.01	12/11/24
19	307271019	RT	Madison	TN	Actual/360	4.994%	61,604.66	24,228.14	0.00	N/A	01/01/27	--	14,802,882.95	14,778,654.81	12/01/24
20	1648398	Various Exton		PA	Actual/360	4.663%	55,013.65	26,063.70	0.00	N/A	01/01/27	--	14,157,490.95	14,131,427.25	12/01/24
21	1648025	Various Saint Louis		MO	Actual/360	4.730%	60,701.67	0.00	0.00	N/A	01/01/27	--	15,400,000.00	15,400,000.00	12/01/24
22	310937775	LO	Fort Worth	TX	Actual/360	5.000%	51,188.00	24,879.62	0.00	N/A	12/11/26	--	12,285,119.76	12,260,240.14	12/11/24
23	310938367	MU	West Hollywood	CA	Actual/360	5.080%	59,266.67	0.00	0.00	N/A	01/11/27	--	14,000,000.00	14,000,000.00	12/11/24
24	310935943	SS	Various	Various	Actual/360	4.500%	49,687.50	0.00	0.00	N/A	11/11/26	--	13,250,000.00	13,250,000.00	12/11/24
25	1648313	LO	King Of Prussia	PA	Actual/360	5.000%	43,699.46	21,121.75	0.00	N/A	01/01/27	--	10,487,870.51	10,466,748.76	12/01/24
26	410938217	SS	Spokane	WA	Actual/360	4.800%	39,596.65	17,854.21	0.00	N/A	01/11/27	--	9,899,162.67	9,881,308.46	12/11/24
27	610935787	RT	Madera	CA	Actual/360	3.830%	29,975.55	19,830.96	0.00	N/A	10/11/26	--	9,391,817.11	9,371,986.15	12/11/24
28	307271028	IN	Las Vegas	NV	Actual/360	4.824%	37,630.61	16,822.50	0.00	N/A	01/01/27	--	9,360,847.65	9,344,025.15	12/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	1648353	RT	Bedford	TX	Actual/360	4.580%	35,092.61	16,052.37	0.00	N/A	01/01/27	--	9,194,570.05	9,178,517.68	12/01/24
30	300801565	MU	Colorado Springs	CO	Actual/360	5.207%	39,714.91	14,483.81	0.00	N/A	01/01/27	--	9,152,657.24	9,138,173.43	12/01/24
31	300801569	LO	Garland	TX	Actual/360	5.063%	33,618.61	23,737.37	0.00	N/A	02/01/27	--	7,968,068.08	7,944,330.71	12/01/24
32	307271032	SS	Newark	NJ	Actual/360	4.748%	38,478.58	0.00	0.00	N/A	01/01/27	--	9,725,000.00	9,725,000.00	12/01/24
33	410937758	OF	Glenview	IL	Actual/360	4.900%	34,112.09	17,156.11	0.00	N/A	12/11/26	--	8,353,980.55	8,336,824.44	12/11/24
34	410937051	MF	Rochester Hills	MI	Actual/360	4.870%	38,554.17	0.00	0.00	N/A	09/11/26	--	9,500,000.00	9,500,000.00	12/11/24
35	310937135	SS	Herndon	VA	Actual/360	4.430%	31,589.81	13,638.30	0.00	N/A	11/11/26	--	8,557,058.56	8,543,420.26	12/11/24
36	1647823	RT	Victorville	CA	Actual/360	4.540%	29,166.99	12,067.26	0.00	N/A	11/01/26	--	7,709,335.25	7,697,267.99	12/01/24
37	307271037	OF	Prospect	CT	Actual/360	5.350%	29,215.56	19,197.40	0.00	N/A	12/01/26	--	6,553,022.63	6,533,825.23	12/01/24
38	1647940	LO	Spartanburg	SC	Actual/360	4.590%	25,540.36	14,399.30	0.00	N/A	11/01/26	--	6,677,217.02	6,662,817.72	12/01/24
39	600936969	MH	EI Cajon	CA	Actual/360	4.000%	17,576.23	17,866.30	0.00	N/A	11/11/26	--	5,272,869.43	5,255,003.13	12/11/24
40	1648352	RT	Duncanville	TX	Actual/360	4.560%	23,264.53	10,667.53	0.00	N/A	02/01/27	--	6,122,245.39	6,111,577.86	12/01/24
41	600936604	OF	Phoenix	AZ	Actual/360	4.470%	21,137.81	12,438.33	0.00	N/A	11/11/26	--	5,674,580.16	5,662,141.83	12/11/24
42	410931958	OF	Walnut Creek	CA	Actual/360	4.150%	20,659.29	9,965.22	0.00	N/A	11/11/26	--	5,973,770.63	5,963,805.41	12/11/24
43	1647638	RT	Grapevine	TX	Actual/360	5.040%	22,369.69	9,986.44	0.00	N/A	12/01/26	--	5,326,116.14	5,316,129.70	12/01/24
44	410938456	SS	Plano	TX	Actual/360	5.150%	22,447.77	10,313.80	0.00	N/A	01/11/27	--	5,230,548.27	5,220,234.47	12/11/24
45	610934471	RT	Cranberry Township	PA	Actual/360	4.400%	17,920.26	10,873.49	0.00	N/A	10/11/26	--	4,887,344.10	4,876,470.61	12/11/24
46	410936872	IN	Salt Lake City	UT	Actual/360	4.850%	19,559.93	8,143.89	0.00	N/A	12/11/26	09/11/26	4,839,570.30	4,831,426.41	12/11/24
47	410938187	SS	Knightdale	NC	Actual/360	4.890%	18,531.04	9,300.21	0.00	N/A	01/11/27	--	4,547,493.56	4,538,193.35	12/11/24
48	300801572	SS	Phoenix	AZ	Actual/360	4.945%	19,458.56	7,748.17	0.00	N/A	02/01/27	--	4,721,995.86	4,714,247.69	12/01/24
49	410936912	SS	Buena Park	CA	Actual/360	5.210%	17,026.87	7,710.93	0.00	N/A	12/11/26	--	3,921,736.22	3,914,025.29	12/11/24
50	600936994	MH	EI Cajon	CA	Actual/360	4.000%	11,652.81	11,845.12	0.00	N/A	11/11/26	--	3,495,844.24	3,483,999.12	12/11/24
51	610938044	IN	Chesapeake	VA	Actual/360	4.920%	16,647.28	6,758.21	0.00	N/A	12/11/26	--	4,060,312.40	4,053,554.19	12/11/24
52	410932171	RT	Falls Church	VA	Actual/360	4.730%	14,562.86	7,816.17	0.00	N/A	11/11/26	--	3,694,593.42	3,686,777.25	12/11/24
53	410934496	IN	Napa	CA	Actual/360	4.760%	14,885.93	6,004.08	0.00	N/A	12/11/26	--	3,752,755.73	3,746,751.65	12/11/24
54	610933992	RT	Chapel Hill	NC	Actual/360	5.240%	14,973.74	6,675.95	0.00	N/A	01/11/27	--	3,429,100.42	3,422,424.47	12/11/24
55	600936984	MH	EI Cajon	CA	Actual/360	4.000%	10,248.08	10,417.22	0.00	N/A	11/11/26	--	3,074,425.50	3,064,008.28	12/11/24
56	300801549	RT	Cheektowaga	NY	Actual/360	4.242%	11,417.94	7,257.98	0.00	N/A	12/01/26	--	3,229,968.14	3,222,710.16	12/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	300801527	MF	Palmdale	CA	Actual/360	4.269%	9,540.87	6,039.79	0.00	N/A	11/06/26	--	2,681,840.81	2,675,801.02	11/06/24
58	410937414	RT	Reno	NV	Actual/360	4.950%	10,715.43	5,297.67	0.00	N/A	12/11/26	--	2,597,680.27	2,592,382.60	12/11/24
59	410937026	SS	Saraland	AL	Actual/360	5.250%	9,197.82	4,110.29	0.00	N/A	12/11/26	--	2,102,358.41	2,098,248.12	12/11/24
60	600937294	RT	Salem	OR	Actual/360	5.230%	8,926.87	3,993.27	0.00	N/A	01/11/27	--	2,048,231.19	2,044,237.92	12/11/24
62	410937123	SS	Memphis	TN	Actual/360	4.550%	6,809.10	3,893.77	0.00	N/A	08/11/26	--	1,795,805.54	1,791,911.77	12/11/24
63	410937600	RT	Ridgeland	MS	Actual/360	5.400%	5,905.71	3,824.37	0.00	N/A	12/11/26	--	1,312,379.44	1,308,555.07	12/11/24
Totals							3,268,147.78	706,856.30	0.00				869,507,617.86	868,800,761.56
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,490,557.08	19,059,641.71	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,869,793.42	12,922,111.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,957,538.88	12,422,095.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,576,194.84	18,748,260.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,648,948.71	4,216,071.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,969,935.46	5,449,955.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,855,779.42	3,588,309.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,154,789.96	2,757,847.48	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,026,797.87	2,026,991.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,298,949.00	2,500,658.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,555,585.78	2,494,826.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,498,575.06	3,383,666.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	39,337,230.87	26,388,499.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,557,845.63	1,739,519.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,448,896.00	1,836,672.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,024,197.35	2,632,290.11	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,746,061.06	5,178,916.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,535,720.36	1,352,201.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,326,717.00	1,233,856.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,274,441.30	1,310,894.99	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,095,781.00	900,029.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,295,873.05	1,068,404.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,385,997.47	2,039,660.99	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,041,717.86	1,426,145.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,025,073.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,346,895.00	1,028,734.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,187,954.41	707,154.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,458,685.60	1,150,224.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	690,848.99	746,610.66	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	471,353.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,031,408.68	620,707.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	841,888.64	654,142.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	747,921.68	539,614.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	765,790.39	861,180.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,185,808.62	740,918.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	866,359.60	678,232.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	645,237.00	597,941.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	889,600.18	813,696.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	601,155.55	446,941.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	557,272.09	428,291.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	559,011.43	228,038.94	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	625,087.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,083,785.00	806,531.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	503,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	672,943.00	504,299.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	570,641.49	284,438.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	576,164.40	431,734.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	447,158.00	320,482.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	328,161.65	315,662.42	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	568,613.00	436,226.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	490,045.38	342,271.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	364,952.65	245,849.66	01/01/24	06/30/24	--	0.00	0.00	15,569.49	15,569.49	0.00	0.00
58	382,312.50	225,153.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	358,684.74	170,493.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	527.53	0.00
60	167,015.00	116,682.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	116,824.21	117,382.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	218,630,318.37	151,708,516.41				0.00	0.00	15,569.49	15,569.49	527.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510202%	4.488785%	24
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510343%	4.488918%	25
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510471%	4.489812%	26
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510610%	4.489945%	27
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510736%	4.490066%	28
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510862%	4.490186%	29
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.510998%	4.490316%	30
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511122%	4.490434%	31
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511257%	4.490564%	32
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511379%	4.490680%	33
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511524%	4.490819%	34
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511644%	4.490934%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
57	300801527	11/06/24	0	B	15,569.49	15,569.49	1,653.48	2,681,840.81	10/28/24	13
Totals					15,569.49	15,569.49	1,653.48	2,681,840.81

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		502,684,256	502,684,256		0	0
25 - 36 Months		366,116,505	366,116,505		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	868,800,762	868,800,762	0	0	0	0
Nov-24	869,507,618	869,507,618	0	0	0	0
Oct-24	870,167,163	870,167,163	0	0	0	0
Sep-24	870,868,709	870,868,709	0	0	0	0
Aug-24	871,522,789	871,522,789	0	0	0	0
Jul-24	872,174,245	872,174,245	0	0	0	0
Jun-24	872,867,994	872,867,994	0	0	0	0
May-24	873,514,050	873,514,050	0	0	0	0
Apr-24	874,202,593	874,202,593	0	0	0	0
Mar-24	874,843,292	874,843,292	0	0	0	0
Feb-24	875,571,935	875,571,935	0	0	0	0
Jan-24	876,207,135	876,207,135	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
57	300801527	2,675,801.02	2,681,840.81	4,250,000.00	04/29/16	239,349.66	2.56030	06/30/24	11/06/26	262
Totals		2,675,801.02	2,681,840.81	4,250,000.00		239,349.66

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
57	300801527	MF	CA	10/28/24	13

Loan transferred to special servicing following the appointment of an equity receiver on 8/6/2024 as a result of an ongoing partnership dispute. Special servicer's counsel is engaged in discussions with the receiver and is attempting to establish cash management.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310937320	37,000,000.00	5.14270%	37,000,000.00 5.14270%		10	05/11/20	05/11/20	06/11/20
25	1648313	0.00	5.00000%	0.00	5.00000%	8	04/15/22	07/01/21	--
Totals		37,000,000.00		37,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
57	0.00	0.00	558.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	558.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			558.69

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BAML 2017-BNK3 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29